OTHER OPERATING INCOME AND EXPENSES (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Other Operating Income And Expenses
Income from assets received in lieu of payment		$ 7,106		$ 3,330		$ 1,663
Income from sale of investments in other companies
Release of contingencies provisions		12,020	[1]	29,903	[1]
Other income		4,003		28,783		4,764
Leases		222		264		519
Income from sale of property, plant and equipment	[2]	2,490		23,229		2,017
Recovery of provisions for contingencies
Compensation from insurance companies due to damages		144		1,237		1,530
Other		1,147		4,053		698
Total		$ 23,129		$ 62,016		$ 6,427

[1]	In accordance with IAS 37, the Bank recorded contingencies provisions, which during 2018 were favorable to the Bank.
[2]	Corresponds to legal cession of rights made by Bansa Santander S,A, which result in an income of Ch$2,122 million, as stated in Note N26.